Company financial information (Parent Corporation) - Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Income from consolidated investment management funds, net of noncontrolling interests	[1],[2]	$ 4,530	$ 3,302	$ 2,556
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Net cash provided by operating activities		687	5,912	15,068
Investing activities
Other, net		(1,458)	42	(572)
Net cash (used for) provided by investing activities		(9,479)	(5,810)	19,874
Financing activities
Net proceeds from the issuance of long-term debt		5,737	6,487	9,929
Repayments of long-term debt		(5,963)	(6,059)	(4,000)
Issuance of common stock		17	16	14
Treasury stock acquired		(3,064)	(2,604)	(124)
Redemption of preferred stock		0	(500)	0
Net cash provided by (used for) financing activities		6,338	(3,519)	(33,654)
Change in cash and due from banks		(2,765)	(3,187)	1,646
Cash and due from banks and restricted cash at beginning of period		8,342	11,529	9,883
Cash and due from banks and restricted cash at end of period		5,577	8,342	11,529
Supplemental disclosures
Interest paid		21,374	16,021	3,307
Income taxes refunded		61	17	11
Parent Company
Operating activities
Income from consolidated investment management funds, net of noncontrolling interests		4,530	3,302	2,556
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed net (income) of subsidiaries (a)		(86)	(292)	(1,647)
Change in accrued interest receivable		(30)	24	(8)
Change in accrued interest payable		54	24	78
Change in taxes payable		(3)	395	(3)
Other, net		(67)	86	221
Net cash provided by operating activities		4,398	3,539	1,197
Investing activities
Acquisitions of, investments in, and advances to subsidiaries		(497)	592	(1,962)
Other, net		(4)	0	0
Net cash (used for) provided by investing activities		(501)	592	(1,962)
Financing activities
Net proceeds from the issuance of long-term debt		5,237	5,988	9,179
Repayments of long-term debt		(5,213)	(6,055)	(4,000)
Change in advances from subsidiaries		556	364	(2,917)
Issuance of common stock		17	16	23
Treasury stock acquired		(3,064)	(2,604)	(124)
Redemption of preferred stock		0	(500)	0
Cash dividends paid		(1,542)	(1,487)	(1,376)
Net cash provided by (used for) financing activities		(4,009)	(4,278)	785
Change in cash and due from banks		(112)	(147)	20
Cash and due from banks and restricted cash at beginning of period		229	376	356
Cash and due from banks and restricted cash at end of period		117	229	376
Supplemental disclosures
Interest paid		1,783	1,693	774
Income taxes refunded		0	2	0
Payments received from subsidiaries for taxes		1,075	986	70
Payments for acquisition of investments in and advances to subsidiaries		1,456	1,963	2,778
Proceeds from sale of investments in and advances from subsidiaries		$ 959	$ 2,555	$ 816

[1]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (Accounting Standards Update (“ASU”) 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.